Allowance for Credit Losses (Tables)	3 Months Ended
Mar. 31, 2025
Credit Loss [Abstract]
Summary of Expected Credit Allowance Activity

The following table summarizes the expected credit allowance activity for settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the three months ended March 31, 2025:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance as of December 31, 2024	$7,994	$4,082	$11,122	$23,198
Credit loss expense	7,493	1,372	(2,450)	6,415
Recoveries	579	980	-	1,559
Write-Offs	(11,665)	(1,690)	(43)	(13,398)
Other (1)	34	76	93	203
Balance as of March 31, 2025	$4,435	$4,820	$8,722	$17,977

(1)
Other mainly relates to the impact of foreign exchange.
(2)
For the three months ended March 31, 2025 and 2024, recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net were $403 and ($289), respectively, which are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.